CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Share capital	Capital reserve	Share premium	Statutory surplus reserve	Discretionary surplus reserve	Other reserves	Retained earnings	Total equity attributable to owners of the Company	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2016	¥ 121,071	¥ 26,290	¥ 55,850	¥ 79,640	¥ 117,000	¥ 424	¥ 310,719	¥ 710,994	¥ 120,241	¥ 831,235
Net income							51,244	51,244	19,174	70,418
Other comprehensive income (Note 11)						(3,481)		(3,481)	(895)	(4,376)
Total comprehensive income for the year						(3,481)	51,244	47,763	18,279	66,042
Contributions by and distributions to owners:
Final dividend							(20,582)	(20,582)		(20,582)
Interim dividend							(12,107)	(12,107)		(12,107)
Appropriation (Note 44 (c))				3,042			(3,042)
Distributions to non-controlling interests									(12,501)	(12,501)
Total contributions by and distributions to owners				3,042			(35,731)	(32,689)	(12,501)	(45,190)
Changes in ownership interests in subsidiaries that do not result in loss of control [abstract]
Transaction with non-controlling interests		(13)						(13)	724	711
Total changes in ownership interests in subsidiaries that do not result in a loss of control		(13)						(13)	724	711
Total transactions with owners		(13)		3,042			(35,731)	(32,702)	(11,777)	(44,479)
Others		49				123	(107)	65	27	92
Balance at end of year at Dec. 31, 2017	121,071	26,326	55,850	82,682	117,000	(2,934)	326,125	726,120	126,770	852,890
Change in accounting policy						(12)	12
Balance at January 1, 2018	121,071	26,326	55,850	82,682	117,000	(2,946)	326,137	726,120	126,770	852,890
Net income							61,618	61,618	17,279	78,897
Other comprehensive income (Note 11)						(7,618)		(7,618)	994	(6,624)
Total comprehensive income for the year						(7,618)	61,618	54,000	18,273	72,273
Amounts transferred to initial carrying amount of hedged items						5,269		5,269		5,269
Contributions by and distributions to owners:
Final dividend							(48,428)	(48,428)		(48,428)
Interim dividend							(19,371)	(19,371)		(19,371)
Appropriation (Note 44 (c))				3,996			(3,996)
Distributions to non-controlling interests									(7,476)	(7,476)
Contributions to subsidiaries from non-controlling interests									2,060	2,060
Total contributions by and distributions to owners				3,996			(71,795)	(67,799)	(5,416)	(73,215)
Changes in ownership interests in subsidiaries that do not result in loss of control [abstract]
Transaction with non-controlling interests		(12)						(12)	(299)	(311)
Total transactions with owners		(12)		3,996			(71,795)	(67,811)	(5,715)	(73,526)
Others		(261)				818	(851)	(294)	(77)	(371)
Balance at end of year at Dec. 31, 2018	121,071	26,053	55,850	86,678	117,000	(4,477)	315,109	717,284	139,251	856,535
Net income							57,465	57,465	14,568	72,033
Other comprehensive income (Note 11)						5,415		5,415	165	5,580
Total comprehensive income for the year						5,415	57,465	62,880	14,733	77,613
Amounts transferred to initial carrying amount of hedged items						1,038		1,038	55	1,093
Contributions by and distributions to owners:
Final dividend							(31,479)	(31,479)		(31,479)
Interim dividend							(14,529)	(14,529)		(14,529)
Appropriation (Note 44 (c))				3,745			(3,745)
Distributions to non-controlling interests									(18,989)	(18,989)
Contributions to subsidiaries from non-controlling interests									5,495	5,495
Total contributions by and distributions to owners				3,745			(49,753)	(46,008)	(13,494)	(59,502)
Changes in ownership interests in subsidiaries that do not result in loss of control [abstract]
Transaction with non-controlling interests		2,933						2,933	(2,933)
Total transactions with owners		2,933		3,745			(49,753)	(43,075)	(16,427)	(59,502)
Others		7				(35)	51	23	73	96
Balance at end of year at Dec. 31, 2019	¥ 121,071	¥ 28,993	¥ 55,850	¥ 90,423	¥ 117,000	¥ 1,941	¥ 322,872	¥ 738,150	¥ 137,685	¥ 875,835